Basis of preparation (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Banco Agibank S. A. [Member]
IfrsStatementLineItems [Line Items]
Interest on subsidiaries	100.00%	95.70%	100.00%
Agibank Financeira S. A. Credito Financiamentoe Investimento [Member]
IfrsStatementLineItems [Line Items]
Interest on subsidiaries	100.00%	100.00%	100.00%
Agibank Corretorade Seguros Sociedade Simples Ltda [Member]
IfrsStatementLineItems [Line Items]
Interest on subsidiaries	100.00%	99.00%	99.00%
Telecontato Call Centere Telemarketing Ltda [Member]
IfrsStatementLineItems [Line Items]
Interest on subsidiaries	100.00%	99.40%	99.40%
Hypeflame Tecnologiae Big Data Ltda [Member]
IfrsStatementLineItems [Line Items]
Interest on subsidiaries	100.00%	99.96%	99.96%
Soldi Promotorade Vendas Ltda [Member]
IfrsStatementLineItems [Line Items]
Interest on subsidiaries	100.00%	100.00%	100.00%
Promil Promotorade Vendas Ltda [Member]
IfrsStatementLineItems [Line Items]
Interest on subsidiaries	100.00%	100.00%	100.00%
Agiplan Servicosde Cobranca Ltda [Member]
IfrsStatementLineItems [Line Items]
Interest on subsidiaries	100.00%	98.01%	99.00%
Neo Nucleode Excelencia Operacional Ltda [Member]
IfrsStatementLineItems [Line Items]
Interest on subsidiaries	100.00%	99.00%	100.00%
Agi Marketplace Ltda [Member]
IfrsStatementLineItems [Line Items]
Interest on subsidiaries	100.00%	99.00%	100.00%
A House Agenciade Publicidade Ltda [Member]
IfrsStatementLineItems [Line Items]
Interest on subsidiaries	100.00%	99.00%	100.00%
Agi Corretorade Seguros Digital Ltda [Member]
IfrsStatementLineItems [Line Items]
Interest on subsidiaries	100.00%	99.00%	100.00%
Fundode Investimentoem Direitos Creditorios Agibank I F I D C [Member]
IfrsStatementLineItems [Line Items]
Interest on subsidiaries	15.45%
Agibank Asset Management Ltda [Member]
IfrsStatementLineItems [Line Items]
Interest on subsidiaries	100.00%